Other liabilities - Additional information (Details) $ in Thousands, R$ in Millions				1 Months Ended	12 Months Ended
	Jul. 20, 2021	Nov. 02, 2020	Oct. 23, 2020	Nov. 30, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 10, 2025 USD ($)	Dec. 10, 2025 BRL (R$)
Disclosure of subsidiaries [line items]
Deferred income					$ 8,673		$ 18,556
Percentage of annual concession fee to be paid	50.25%
Period for final years of the concession			6 years
Remeasurement of defined benefit obligation					27		(33)	$ 4
Remeasurement of defined benefit obligation before taxes					90		(13)
Taxes relating to remeasurement of defined benefit obligation					$ (63)		$ (20)
Brasilia Airport Concession Agreement
Disclosure of subsidiaries [line items]
Annual fee payment percentage					2.00%	2.00%
Concession Fee Percentage					4.50%	4.50%
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Annual discount rate					3.96%		3.38%
Annual inflation rate					2.00%		2.00%
Annual employee termination benefit increase rate					3.00%	3.00%	3.00%
Provisions					$ 2,600
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Annual discount rate					5.06%		5.15%
Annual inflation rate					13.39%		16.07%
Annual employee termination benefit increase rate					1.30%	1.30%	1.33%
Annual employee termination benefit					6 years 4 months 9 days	6 years 4 months 9 days	6 years 3 months 14 days
Provisions					$ 1,600
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of subsidiaries [line items]
Re-scheduled fixed concession fees payment (as a percent)		50.00%	50.00%	50.00%
Percentage of annual concession fee to be paid							50.00%	50.00%
Partial payment made through the application of re-equilibrium credits					$ 15,000	R$ 81.6
Annual concession fee payable									$ 70,200	R$ 386.4